Certain Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Aug. 31, 2022
Certain Transactions [Line Items]
Loss from Equity Method Investments	$ 35,062,000	$ 1,316,000	$ 39,100,000	$ 1,559,000
Contingent consideration			(862,000)	(1,553,000)
Payments to Acquire Intangible Assets			4,389,000	1,486,000
Other Long-Term Investments	46,100,000		46,100,000		$ 41,100,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	33,900,000		33,900,000
Marketable Equity Investment Member
Certain Transactions [Line Items]
Other Restricted Assets, Current	6,500,000		6,500,000		13,800,000
UltiMaker
Certain Transactions [Line Items]
Equity method investment	$ 0		0		$ 39,100,000	$ 105,600,000
Percentage ownership						46.50%
Loss from Equity Method Investments			$ 39,100,000	$ 1,400,000